10-Q Goodwill and other intangible assets - Other amortizable intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, net	$ 12,110	$ 13,430	$ 16,228
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,540	18,540	18,540
Intangible assets, less accumulated amortization	8,235	7,367	5,633
Other intangible assets, net	10,305	11,173	12,907
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,039	4,039	4,039
Intangible assets, less accumulated amortization	3,239	2,985	2,471
Other intangible assets, net	800	1,054	1,568
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,479	5,279	9,579
Intangible assets, less accumulated amortization	1,474	4,076	7,826
Other intangible assets, net	$ 1,005	$ 1,203	$ 1,753